Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Interest expense related to lease obligations	$ 1,333	$ 1,338
Payments on lease obligations	$ (13,272)	$ (15,510)